Contingent Liabilities	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Contingent Liabilities

NOTE 19:  CONTINGENT LIABILITIES

Other than as described below, there have been no new significant events or transactions as previously identified in Note 27 of the Bank’s 2019 Annual Consolidated Financial Statements.

LEGAL AND REGULATORY MATTERS

In the ordinary course of business, the Bank and its subsidiaries are involved in various legal and regulatory actions, including but not limited to civil claims and lawsuits, regulatory examinations, investigations, audits and requests for information by various governmental regulatory agencies and law enforcement authorities in various jurisdictions. The Bank establishes provisions when it becomes probable that the Bank will incur a loss and the amount can be reliably estimated. The Bank also estimates the aggregate range of reasonably possible losses (RPL) in its legal and regulatory actions (that is, those which are neither probable nor remote), in excess of provisions. As at July 31, 2020, the Bank’s RPL is from zero to approximately $839 million (October 31, 2019 – from zero to approximately $606 million). The Bank’s provisions and RPL represent the Bank’s best estimates based upon currently available information for actions for which estimates can be made, but there are a number of factors that could cause the Bank’s provisions and/or RPL to be significantly different from its actual or RPL. For example, the Bank’s estimates involve significant judgment due to the varying stages of the proceedings, the existence of multiple defendants in many proceedings whose share of liability has yet to be determined, the numerous yet-unresolved issues in many of the proceedings, some of which are beyond the Bank’s control and/or involve novel legal theories and interpretations, the attendant uncertainty of the various potential outcomes of such proceedings, and the fact that the underlying matters will change from time to time. In addition, some actions seek very large or indeterminate damages.

In management’s opinion, based on its current knowledge and after consultation with counsel, the ultimate disposition of these actions, individually or in the aggregate, will not have a material adverse effect on the consolidated financial condition or the consolidated cash flows of the Bank. However, because of the factors listed above, as well as other uncertainties inherent in litigation and regulatory matters, there is a possibility that the ultimate resolution of legal or regulatory actions may be material to the Bank’s consolidated results of operations for any particular reporting period.

Stanford Litigation – On May 3, 2019, two groups of plaintiffs comprising more than 950 investors in certificates of deposit issued by Stanford International Bank, Limited, and those who purchased one or more of such investors’ claims, filed motions to intervene in The Official Stanford Investors Committee’s (OSIC) case against the Bank and the other bank defendants. On September 18, 2019, the Court denied the motions to intervene. On October 14, 2019, one group of plaintiffs (comprising 147 investors and those who purchased one or more of such investors’ claims) filed a notice of appeal to the Fifth Circuit, and briefing was complete on the appeal as of April 8, 2020.

On November 26, 2019, the U.S. Receiver for the Stanford Receivership Estate filed a motion to enjoin the Texas state court action in the United States District Court for the Northern District of Texas (N.D. Tex.). On January 15, 2020, the Court granted the U.S. Receiver’s motion to enjoin the Texas state court action. On February 26, 2020, another defendant bank removed the Texas state court action to the United States District Court for the Southern District of Texas (S.D. Tex.). On April 13, 2020, the removing bank defendant and plaintiffs requested that the S.D. Tex. court stay the action for an initial period of 120 days. On April 20, 2020, the S.D. Tex. court stayed all case deadlines until August 14, 2020. On July 14, 2020, the removing bank defendant and plaintiffs requested that the S.D. Tex. court extend the stay of the action for an additional period of 90 days. On July 19, 2020, the S.D. Tex. court extended the stay until November 14, 2020.

On May 22, 2020, the N.D. Tex. court ordered a ready-for-trial date of May 6, 2021.

With respect to the two cases filed in the Ontario Superior Court of Justice (Wide & Dickson v. The Toronto-Dominion Bank and Dynasty Furniture Manufacturing Ltd., et al. v. The Toronto-Dominion Bank), on June 9, 2020, the court held a case conference to discuss the scheduled January 11, 2021 trial date. The court confirmed that the trial remains scheduled for that date.

On June 15, 2020, the N.D. Tex. court granted OSIC’s motion for leave to amend its intervenor complaints against the Bank and the other bank defendants, and OSIC’s Second Amended Intervenor Complaint against the Bank and certain other bank defendants was filed on that same date. On July 10, 2020, the N.D. Tex. court so-ordered the parties’ agreed motion extending the Bank’s time to respond to the Second Amended Intervenor Complaint until July 31, 2020.

U.S. Consumer Financial Protection Bureau (the “Bureau”) – The Bank has been in discussions with the Enforcement Division of the Bureau with respect to certain of TD Bank N.A.’s (“TDBNA’s”) enrollment practices for its optional overdraft product called Debit Card Advance (“DCA”) and certain of its reporting practices with specialty consumer reporting agencies. On August 20, 2020, TDBNA announced that it had achieved a settlement with the Bureau by consenting to the entry of a consent order relating to this matter. Among other things, TDBNA will be required to remediate certain customers who enrolled in DCA between 2014-2018 and pay a US$25 million civil monetary penalty. TDBNA did not admit any wrongdoing under the settlement with the Bureau.